Deferred revenue	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2024	December 31, 2023
Beginning Balance	$4,588	$8,030
Additions to deferred revenue	17,291	21,790
Revenue recognized during the year	(10,247)	(25,232)
Ending Balance	$11,632	$4,588

	December 31, 2024	December 31, 2023
Current deferred revenue	$6,643	$4,588
Non-current deferred revenue	4,989	—
Ending balance	$11,632	$4,588